9 Revenue from sales and energy purchases (Details)	12 Months Ended
Dec. 31, 2020
T1 (small demand segment) [member]
Disclosure of information about activities subject to rate regulation [line items]
Types of services	Small demand segment: Residential use and public lighting (T1)
Description of the main services provided	Relates to the highest demand average recorded over 15 consecutive minutes that is less than 10 kilowatts. In turn, this segment is subdivided into different residential categories based on consumption. This segment also includes a category for public lighting. Users are categorized by the Company according to their consumption.
T2 (medium demand segment) [member]
Disclosure of information about activities subject to rate regulation [line items]
Types of services	Medium demand segment: Commercial and industrial customers (T2)
Description of the main services provided	Relates to the highest demand average recorded over 15 consecutive minutes that is equal to or greater than 10 Kilowatts but less than 50 Kilowatts. The Company agrees with the user the supply capacity.
T3 (large demand segment) [member]
Disclosure of information about activities subject to rate regulation [line items]
Types of services	Large demand segment (T3)
Description of the main services provided	Relates to the highest demand average recorded over 15 consecutive minutes that is greater than 50 Kilowatts. In turn, this segment is subdivided into categories according to the supply voltage -low, medium or high-, from voltages of up to 1 Kilovolt to voltages greater than 66 Kilovolts.
Other demand segment [member]
Disclosure of information about activities subject to rate regulation [line items]
Types of services	Other: (Shantytowns/Wheeling system)
Description of the main services provided	Revenue is recognized to the extent that a renewal of the Framework Agreement has been formalized for the period in which the service was rendered. In the case of the service related to the Wheeling system, revenue is recognized when the Company allows third parties (generators and large users) to access to the available transmission capacity within its distribution system upon payment of a wheeling fee.
Right of use of poles [member]
Disclosure of information about activities subject to rate regulation [line items]
Types of services	Right of use of poles
Description of the main services provided	Revenue is recognized to the extent that the rental value of the right of use of the poles used by the Company’s electricity network has been agreed upon for the benefit of third parties.
Connection and reconnection charges [member]
Disclosure of information about activities subject to rate regulation [line items]
Types of services	Connection and reconnection charges
Description of the main services provided	Relate to revenue accrued for the carrying out of the electricity supply connection of new customers or the reconnection of already existing users.
Energy purchase [member]
Disclosure of information about activities subject to rate regulation [line items]
Types of services	Energy purchase
Description of the main services provided	The Company bills its users the cost of its purchases of energy, which includes charges for purchases of energy and power. The Company purchases electric power at seasonal prices approved by the ENRE. The price of the Company’s electric power represents transmission costs and other regulatory charges.
Energy losses [member]
Disclosure of information about activities subject to rate regulation [line items]
Types of services	Energy losses
Description of the main services provided	Energy losses are equivalent to the difference between energy purchased and energy sold. These losses can be classified into technical and non-technical losses. Technical losses represent the energy lost during transmission and distribution within the network as a consequence of the natural heating of the conductors and transformers that carry electricity from power generation plants to users. Non-technical losses represent the remainder of the Company’s energy losses and are mainly due to the illegal use of its services or the theft of energy. Energy losses require that the Company purchase additional energy in order to meet the demand and its Concession Agreement allows it to recover from its users the cost of these purchases up to a loss factor specified in its concession for each rate category. The current loss factor recognized in the tariff by virtue of its concession amounts to approximately 9.1%.